Schedule of Fair Value Measured On Recurring Basis (Details) - Theralink Technologies Inc [Member] - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Subsidiary or Equity Method Investee [Line Items]
Derivative liabilities	$ 16,426,304
Fair Value, Inputs, Level 1 [Member]
Subsidiary or Equity Method Investee [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 2 [Member]
Subsidiary or Equity Method Investee [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 3 [Member]
Subsidiary or Equity Method Investee [Line Items]
Derivative liabilities	$ 16,426,304